Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 1,013,465	$ 380,664
Restricted cash	2,368	1,905
Trading securities	253	179
Available-for-sale investment	495	0
Accounts receivable (net of allowance for doubtful accounts of $213 and $145 as of December 31, 2012 and 2013, respectively)	54,598	23,591
Prepaid expenses and other current assets	80,538	26,802
Amounts due from related parties	2,871	0
Deferred tax assets - current	3,129	2,131
Total current assets	1,157,717	435,272
Property and equipment, net	163,864	126,035
Land use rights, net	75,698	73,645
Acquired intangible assets, net	17,248	12,310
Goodwill	29,509	4,628
Long-term investments	84,293	27,559
Other noncurrent assets	39,621	9,335
Deferred tax assets - noncurrent	946	745
Total assets	1,568,896	689,529
LIABILITIES
Short-term loans (including short-term loans of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $nil and $1,322 as of December 31, 2012 and 2013, respectively)	1,322	0
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $7,109 and $22,856 as of December 31, 2012 and 2013, respectively)	25,030	7,109
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $41,488 and $76,736 as of December 31, 2012 and 2013, respectively)	120,418	168,546
Deferred revenue-current (including deferred revenue-current of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $17,520 and $30,717 as of December 31, 2012 and 2013, respectively)	46,632	21,049
Amounts due to related parties (including amount due to related parties of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $148 and $517 as of December 31, 2012 and 2013, respectively)	517	148
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $2,710 and $5,546 as of December 31, 2012 and 2013, respectively)	14,679	6,862
Total current liabilities	208,598	203,714
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $371 and $1,571 as of December 31, 2012 and 2013, respectively)	2,676	790
Deferred revenue-noncurrent (including deferred revenue-noncurrent of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $3,242 and $664 as of December 31, 2012 and 2013, respectively)	3,544	6,762
Long-term debt	600,000	0
Total liabilities	814,818	211,266
Commitments and contingencies (Note 24)
EQUITY
Treasury stock	(139)	0
Additional paid-in capital	568,675	420,662
Statutory reserves	28,149	16,075
Accumulated other comprehensive income	20,380	9,114
Retained earnings	119,639	32,061
Total Qihoo 360 Technology Co. Ltd. shareholders' equity	736,893	478,096
Noncontrolling interest	17,185	167
TOTAL EQUITY	754,078	478,263
TOTAL LIABILITIES AND EQUITY	1,568,896	689,529
Class A ordinary shares ($0.001 par value; 378,000,000 and 378,000,000 shares authorized as of December 31, 2012 and 2013, respectively; 123,472,524 and 134,123,218 shares issued and outstanding as of December 31, 2012 and 2013, respectively) [Member]

EQUITY
Ordinary shares	134	123
Class B ordinary shares ($0.001 par value; 122,000,000 and 122,000,000 shares authorized as of December 31, 2012 and 2013, respectively; 60,684,573 and 54,767,703 shares issued and outstanding as of December 31, 2012 and 2013, respectively) [Member]

EQUITY
Ordinary shares	$ 55	$ 61